Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

From time to time, prior to our IPO, the Company awarded stock options to our employees, including the named executive officers. Since the effective date of our IPO and going forward, the Company has no plans to grant stock options, stock appreciation rights, or similar instruments with option-like features and has no policies or practices to disclose pursuant to Item 402(x)(1) of Regulation S-K.

Award Timing MNPI Considered	false